Property, Plant and Equipment (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Depreciation expenses	€ 23,415
Depreciation expenses	25,003	€ 4,019	€ 4,455
FKAP [Member]
Property, Plant and Equipment [Line Items]
Depreciation expenses	€ 23,415